Hedge accounting	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Hedge accounting

6. Hedge accounting

In the three months period ended March 31, 2020 and in the year ended December 31, 2019, the objective for the Group was to hedge the risk generated by the US$ variation from the investments in USA, XP Holding International and XP Advisors Inc.

The Group has entered into forward contracts to protect against changes in future cash flows and exchange rate variation of net investments in foreign operations known as Non Deliverable Forward (“NDF”) contracts.

The Group undertakes risk management through the economic relationship between hedge instruments and hedged item, in which it is expected that these instruments will move in opposite directions, in the same proportions, with the aim of neutralizing the risk factors.

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in Other comprehensive income	Nominal value	Variation in the amounts used to calculate hedge ineffectiveness
Strategies	Assets	Liabilities
March 31, 2020
Foreign exchange risk
Hedge of net investment in foreign operations	228,563	—	52,428	385,484	(56,496)

Total	228,563	—	52,428	385,484	(56,496)

December 31, 2019
Foreign exchange risk
Hedge of net investment in foreign operations	186,412	—	5,946	248,896	(7,133)

Total	186,412	—	5,946	248,896	(7,133)

There was no ineffectiveness during March 31, 2020 and December 31, 2019 in relation to the foreign net investment hedge.

9. Hedge accounting

In the year ended December 31, 2019,2018 and 2017 the objective for the Group was to hedge the risk generated by the USD variation from the investments in USA, XP Holding International and XP Advisors Inc.

The Group contract Non-Deliverable Forward (“NDF”) operations to protect changes of future cash flows, exchange rate variation of net investments in foreign operations.

The Group undertakes risk management through the economic relationship between hedge instruments and hedged item, in which it is expected that these instruments will move in opposite directions, in the same proportions, with the aim of neutralizing the risk factors.

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in Other comprehensive income	Nominal value	Variation in the amounts used to calculate hedge ineffectiveness
Strategies	Assets	Liabilities
2019
Foreign exchange risk
Hedge of net investment in foreign operations	186,412	—	5,946	248,896	(7,133)

Total	186,412	—	5,946	248,896	(7,133)

2018
Foreign exchange risk
Hedge of net investment in foreign operations	147,179	—	18,645	225,901	(17,495)

Total	147,179	—	18,645	225,901	(17,495)

2017
Foreign exchange risk
Hedge of net investment in foreign operations	100,323	—	2,034	145,552	(2,386)

Total	100,323	—	2,034	145,552	(2,386)

There was no ineffectiveness during 2019, 2018 and 2017 in relation to the foreign net investment hedge.